Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [Line Items]
Basis point description	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.
Basis point	0.85%	0.85%
EUR 136 million [member]
Disclosure of other equity instruments [Line Items]
Principal amount		€ 136,000,000
Interest rate	7.25%	7.25%
Orginal borrowing maturity	October 14, 2008
EUR 136 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [Line Items]
Principal amount		€ 136,000,000
Interest rate	7.25%	7.25%
Orginal borrowing maturity	October 14, 2008
Borrowing maturity	2018
EUR 136 million [member] | Top of range [member]
Disclosure of other equity instruments [Line Items]
Interest rate	5.185%	5.185%
Borrowing maturity	October 14, 2008
EUR 136 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [Line Items]
Interest rate	5.185%	5.185%
Borrowing maturity	October 14, 2018
EUR 203 million [member]
Disclosure of other equity instruments [Line Items]
Principal amount	$ 203,000,000	€ 203,000,000
Interest rate	7.125%	7.125%
Orginal borrowing maturity	March 4, 2011
EUR 203 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [Line Items]
Borrowing maturity	2021
EUR 203 million [member] | Top of range [member]
Disclosure of other equity instruments [Line Items]
Interest rate	4.26%	4.26%
Borrowing maturity	March 4, 2021
EUR 114 million [member]
Disclosure of other equity instruments [Line Items]
Principal amount		€ 114,000,000
Interest rate	8.00%	8.00%
Orginal borrowing maturity	June 8, 2005
EUR 114 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [Line Items]
Principal amount		€ 114,000,000
Interest rate	8.00%	8.00%
Orginal borrowing maturity	June 8, 2005
Borrowing maturity	2025
EUR 114 million [member] | Top of range [member]
Disclosure of other equity instruments [Line Items]
Interest rate	1.506%	1.506%
Borrowing maturity	2025
EUR 114 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [Line Items]
Interest rate	1.506%	1.506%
Borrowing maturity	2025
EUR 114 million [member] | Bottom of range [member]
Disclosure of other equity instruments [Line Items]
Interest rate	4.156%	4.156%
Borrowing maturity	2015
EUR 114 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [Line Items]
Interest rate	4.156%	4.156%
Borrowing maturity	2015